Financial instruments - Fair values and risk management - Aging of trade and other receivables (Details) - Credit risk - Loans and receivables - Trade and other receivables - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 214,479	$ 308,987
Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	183,138	246,422
Past due 0-30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,961	35,036
Past due 31-365 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,253	21,020
More than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 5,127	$ 6,509